UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-01886
SELIGMAN CAPITAL FUND, INC.

(Exact name of registrant as specified in charter)
50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474

(Address of principal executive offices)     (Zip code)
Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: December 31
Date of reporting period: March 31, 2011

Item 1. Schedule of Investments

Portfolio of Investments
Seligman Capital Fund
March 31, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (97.9%)

Issuer	Shares		Value(a)
Aerospace & Defense (1.3%)
BE Aerospace, Inc.	48,300	(b)	$1,716,099
Precision Castparts Corp.	12,100		1,780,878

Total			3,496,977

Air Freight & Logistics (1.2%)
Atlas Air Worldwide Holdings, Inc.	25,800	(b)	1,798,776
Expeditors International of Washington, Inc.	26,200		1,313,668

Total			3,112,444

Airlines (0.7%)
United Continental Holdings, Inc.	79,700	(b)	1,832,303

Auto Components (4.1%)
BorgWarner, Inc.	24,400	(b)	1,944,436
Cooper Tire & Rubber Co.	66,800		1,720,100
Gentex Corp.	81,000		2,450,250
Lear Corp.	63,400		3,098,358
The Goodyear Tire & Rubber Co.	124,600	(b)	1,866,508

Total			11,079,652

Automobiles (0.5%)
Harley-Davidson, Inc.	31,600		1,342,684

Biotechnology (2.2%)
Alexion Pharmaceuticals, Inc.	21,700	(b)	2,141,356
Dendreon Corp.	53,800	(b)	2,013,734
Human Genome Sciences, Inc.	65,600	(b)	1,800,720

Total			5,955,810

Capital Markets (2.4%)
Affiliated Managers Group, Inc.	36,400	(b)	3,981,068
T Rowe Price Group, Inc.	37,600		2,497,392

Total			6,478,460

Chemicals (3.7%)
Cabot Corp.	43,800		2,027,502
Celanese Corp., Series A	45,900		2,036,583
CF Industries Holdings, Inc.	32,200		4,404,638
Solutia, Inc.	63,400	(b)	1,610,360

Total			10,079,083

Commercial Services & Supplies (0.5%)
Stericycle, Inc.	15,000	(b)	1,330,050

Issuer	Shares		Value(a)
Communications Equipment (3.4%)
Acme Packet, Inc.	44,200	(b)	3,136,432
Aruba Networks, Inc.	42,100	(b)	1,424,664
JDS Uniphase Corp.	139,500	(b)	2,907,180
Riverbed Technology, Inc.	46,200	(b)	1,739,430

Total			9,207,706

Computers & Peripherals (1.7%)
NetApp, Inc.	60,700	(b)	2,924,526
Western Digital Corp.	43,900	(b)	1,637,031

Total			4,561,557

Consumer Finance (0.7%)
Discover Financial Services	77,100		1,859,652

Containers & Packaging (1.0%)
Crown Holdings, Inc.	69,500	(b)	2,681,310

Diversified Consumer Services (0.5%)
New Oriental Education & Technology Group, ADR	13,700	(b,c)	1,370,959

Diversified Financial Services (2.0%)
IntercontinentalExchange, Inc.	12,000	(b)	1,482,480
Moody’s Corp.	76,700		2,600,897
MSCI, Inc., Class A	36,500	(b)	1,343,930

Total			5,427,307

Electric Utilities (0.6%)
ITC Holdings Corp.	22,400		1,565,760

Electrical Equipment (2.3%)
AMETEK, Inc.	54,600		2,395,302
Regal-Beloit Corp.	21,700		1,602,111
Sensata Technologies Holding NV	62,100	(b,c)	2,156,733

Total			6,154,146

Energy Equipment & Services (3.8%)
Cameron International Corp.	63,000	(b)	3,597,300
McDermott International, Inc.	87,100	(b)	2,211,469
National Oilwell Varco, Inc.	16,900		1,339,663
Tidewater, Inc.	30,700		1,837,395
Weatherford International Ltd.	59,400	(b,c)	1,342,440

Total			10,328,267

Food & Staples Retailing (0.9%)
Whole Foods Market, Inc.	34,900		2,299,910

Food Products (2.1%)
Green Mountain Coffee Roasters, Inc.	42,700	(b)	2,758,847
HJ Heinz Co.	23,400		1,142,388
Mead Johnson Nutrition Co.	28,800		1,668,384

Total			5,569,619

Health Care Equipment & Supplies (1.1%)
Gen-Probe, Inc.	17,100	(b)	1,134,585
Intuitive Surgical, Inc.	5,200	(b)	1,733,992

Total			2,868,577

Issuer	Shares		Value(a)
Health Care Providers & Services (4.7%)
AmerisourceBergen Corp.	83,400		3,299,304
Brookdale Senior Living, Inc.	72,300	(b)	2,024,400
CIGNA Corp.	59,700		2,643,516
Express Scripts, Inc.	43,300	(b)	2,407,913
Laboratory Corp. of America Holdings	25,600	(b)	2,358,528

Total			12,733,661

Health Care Technology (0.9%)
Cerner Corp.	21,600	(b)	2,401,920

Hotels, Restaurants & Leisure (2.6%)
Ctrip.com International Ltd., ADR	33,900	(b,c)	1,406,511
Panera Bread Co., Class A	11,600	(b)	1,473,200
Royal Caribbean Cruises Ltd.	28,100	(b)	1,159,406
Starwood Hotels & Resorts Worldwide, Inc.	23,700		1,377,444
Wynn Resorts Ltd.	11,900		1,514,275

Total			6,930,836

Household Durables (2.1%)
Tempur-Pedic International, Inc.	79,000	(b)	4,002,140
Whirlpool Corp.	19,100		1,630,376

Total			5,632,516

Insurance (0.5%)
Marsh & McLennan Companies, Inc.	42,700		1,272,887

Internet & Catalog Retail (1.9%)
Netflix, Inc.	4,718	(b)	1,119,723
priceline.com, Inc.	7,700	(b)	3,899,588

Total			5,019,311

Internet Software & Services (1.2%)
LogMeln, Inc.	40,000	(b,d)	1,686,400
WebMD Health Corp.	30,600	(b)	1,634,652

Total			3,321,052

IT Services (4.0%)
Alliance Data Systems Corp.	40,100	(b)	3,444,189
Cognizant Technology Solutions Corp., Class A	23,800	(b)	1,937,320
Teradata Corp.	38,700	(b)	1,962,090
The Western Union Co.	86,400		1,794,528
VeriFone Systems, Inc.	28,500	(b)	1,566,075

Total			10,704,202

Life Sciences Tools & Services (3.0%)
Agilent Technologies, Inc.	29,800	(b)	1,334,444
ICON PLC, ADR	83,600	(b,c)	1,804,924
Illumina, Inc.	29,600	(b)	2,074,072
Life Technologies Corp.	55,400	(b)	2,904,068

Total			8,117,508

Machinery (4.1%)
AGCO Corp.	27,900	(b)	1,533,663
Cummins, Inc.	38,200		4,187,484
Joy Global, Inc.	22,000		2,173,820
Navistar International Corp.	21,300	(b)	1,476,729
Pall Corp.	30,300		1,745,583

Total			11,117,279

Issuer	Shares		Value(a)
Media (2.6%)
CBS Corp., Class B Non Voting	92,100		2,306,184
Cinemark Holdings, Inc.	100,000		1,935,000
Discovery Communications, Inc., Class A	39,100	(b)	1,560,090
Lamar Advertising Co., Class A	33,600	(b)	1,241,184

Total			7,042,458

Metals & Mining (3.9%)
Agnico-Eagle Mines Ltd.	39,800	(c)	2,640,730
Cliffs Natural Resources, Inc.	32,200		3,164,616
HudBay Minerals, Inc.	91,900	(c)	1,496,752
Steel Dynamics, Inc.	80,700		1,514,739
Walter Energy, Inc.	12,600		1,706,418

Total			10,523,255

Multiline Retail (0.7%)
Nordstrom, Inc.	42,500		1,907,400

Oil, Gas & Consumable Fuels (3.7%)
Concho Resources, Inc.	30,500	(b)	3,272,650
Consol Energy, Inc.	27,100		1,453,373
Continental Resources, Inc.	28,500	(b)	2,036,895
Denbury Resources, Inc.	63,800	(b)	1,556,720
Range Resources Corp.	26,500		1,549,190

Total			9,868,828

Personal Products (1.7%)
Herbalife Ltd.	39,600	(c)	3,221,856
The Estee Lauder Companies, Inc., Class A	15,200		1,464,672

Total			4,686,528

Pharmaceuticals (1.8%)
Hospira, Inc.	37,100	(b)	2,047,920
Watson Pharmaceuticals, Inc.	48,800	(b)	2,733,288

Total			4,781,208

Professional Services (0.5%)
IHS, Inc., Class A	15,400	(b)	1,366,750

Real Estate Management & Development (0.5%)
Jones Lang LaSalle, Inc.	14,800		1,476,152

Road & Rail (1.4%)
Hertz Global Holdings, Inc.	86,300	(b)	1,348,869
Kansas City Southern	44,800	(b)	2,439,360

Total			3,788,229

Semiconductors & Semiconductor Equipment (2.4%)
Altera Corp.	62,700		2,760,054
ARM Holdings PLC, ADR	86,600	(c)	2,439,522
NVIDIA Corp.	71,700	(b)	1,323,582

Total			6,523,158

Software (9.8%)
Autodesk, Inc.	55,400	(b)	2,443,694
Citrix Systems, Inc.	38,500	(b)	2,828,210

Issuer	Shares		Value(a)
Concur Technologies, Inc.	40,000	(b)	2,218,000
Electronic Arts, Inc.	172,100	(b)	3,361,113
Fortinet, Inc.	30,400	(b)	1,337,600
Intuit, Inc.	41,800	(b)	2,219,580
Red Hat, Inc.	72,600	(b)	3,295,314
Rovi Corp.	47,111	(b)	2,527,505
Salesforce.com, Inc.	18,900	(b)	2,524,662
Solera Holdings, Inc.	24,100		1,231,510
TIBCO Software, Inc.	85,100	(b)	2,318,975

Total			26,306,163

Specialty Retail (2.0%)
Dick’s Sporting Goods, Inc.	43,900	(b)	1,755,122
Tiffany & Co.	31,200		1,916,928
TJX Companies, Inc.	34,800		1,730,604

Total			5,402,654

Textiles, Apparel & Luxury Goods (3.3%)
Coach, Inc.	25,800		1,342,632
Deckers Outdoor Corp.	17,700	(b)	1,524,855
Fossil, Inc.	18,300	(b)	1,713,795
Lululemon Athletica, Inc.	26,900	(b,c,d)	2,395,445
The Warnaco Group, Inc.	33,100	(b)	1,892,989

Total			8,869,716

Thrifts & Mortgage Finance (0.6%)
BankUnited, Inc.	51,966		1,491,944

Trading Companies & Distributors (0.6%)
Fastenal Co.	25,100	(d)	1,627,233

Wireless Telecommunication Services (0.7%)
MetroPCS Communications, Inc.	108,000	(b)	1,753,920

Total Common Stocks (Cost: $207,324,283)			$263,269,001

Money Market Fund (0.4%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.229%	1,156,298	(e)	$1,156,298

Total Money Market Fund (Cost: $1,156,298)			$1,156,298

Investments of Cash Collateral Received for Securities on Loan (1.7%)

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements(f)
Credit Suisse Securities (USA) LLC dated 03-31-11, matures 04-01-11, repurchase price $705,080	0.120%	$705,078	$705,078
Merrill Lynch Pierce Fenner & Smith, Inc. dated 03-31-11, matures 04-01-11, repurchase price $4,000,020	0.180	4,000,000	4,000,000

Total			4,705,078

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $4,705,078)			$4,705,078

Total Investments in Securities
(Cost: $213,185,659)(g)			$269,130,377

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Notes to Portfolio of Investments

ADR	— American Depositary Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Dec. 31, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At March 31, 2011, the value of foreign securities, excluding short-term securities, represented 7.54% of net assets.

(d)	At March 31, 2011, security was partially or fully on loan.

(e)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at March 31, 2011.

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Credit Suisse Securities (USA) LLC (0.120%)

Security Description	Value (a)

United States Treasury Note/Bond	$466,495
United States Treasury Strip Coupon	156,981
United States Treasury Strip Principal	95,705

Total Market Value of Collateral Securities	$719,181

Merrill Lynch Pierce Fenner & Smith, Inc. (0.180%)

Security Description	Value (a)

Fannie Mae REMICS	$1,162,640
Freddie Mac REMICS	868,153
Government National Mortgage Association	2,049,207

Total Market Value of Collateral Securities	$4,080,000

(g)	At March 31, 2011, the cost of securities for federal income tax purposes was approximately $213,186,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$56,459,000
Unrealized depreciation	(515,000)

Net unrealized appreciation	$55,944,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Valuation of securities in the most recent Annual Report dated Dec. 31, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Fair value at March 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks	$263,269,001	$—	$—	$263,269,001

Total Equity Securities	263,269,001	—	—	263,269,001

Other
Affiliated Money Market Fund(c)	1,156,298	—	—	1,156,298
Investments of Cash Collateral Received for Securities on Loan	—	4,705,078	—	4,705,078

Total Other	1,156,298	4,705,078	—	5,861,376

Total	$264,425,299	$4,705,078	$—	$269,130,377

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2011.

Item 2. Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Seligman Capital Fund, Inc.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer

Date	May 20, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer

Date	May 20, 2011

By	/s/ Michael G. Clarke Michael G. Clarke
Treasurer and Principal Financial Officer

Date	May 20, 2011